Personnel - Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Staff costs
Wages and salaries	£ 2,453	£ 2,157	£ 2,173
Social security costs	257	214	232
Pensions	150	133	125
Share based remuneration	46	45	25
Total staff costs	£ 2,906	£ 2,549	£ 2,555